Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,693,597	$ 232,022	¥ 4,996,353
Restricted Cash	88,515	12,127	126,794
Short-term investments	21,621,992	2,962,201	18,552,354
Accounts receivable (net of allowance for credit losses of RMB161,022 and RMB196,819 (US$26,964) as of December 31, 2023 and 2024, respectively)	1,358,849	186,162	1,472,489
Prepaid expenses and other current assets	336,941	46,161	360,559
Total current assets	25,163,851	3,447,435	25,524,988
Non-current assets:
Restricted cash, non-current	5,000	685	5,000
Property and equipment, net	204,049	27,955	200,860
Intangible assets, net	127,817	17,511	202,148
Goodwill	3,941,820	540,027	3,941,820
Long-term investments	339,247	46,477	448,341
Deferred tax assets	308,246	42,230	295,598
Other non-current assets	128,074	17,546	200,928
Total non-current assets	5,057,774	692,913	5,310,743
Total assets	30,221,625	4,140,348	30,835,731
Current liabilities:
Accrued expenses and other payables	2,931,869	401,667	2,932,227
Advance from customers	106,276	14,560	105,379
Deferred revenue	276,894	37,934	801,581
Income tax payable	185,976	25,479	227,260
Dividends payable	990,529	135,702	984,332
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB425,416 and RMB340,802 (US$46,690) as of December 31, 2023 and 2024, respectively)	4,529,794	620,582	5,075,351
Non-current liabilities:
Other liabilities	23,103	3,165	89,187
Deferred tax liabilities	468,078	64,126	497,955
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB43,967 and RMB22,661 (US$3,105) as of December 31, 2023 and 2024, respectively)	491,181	67,291	587,142
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB469,383 and RMB363,463 (US$49,795) as of December 31, 2023 and 2024, respectively)	5,020,975	687,873	5,662,493
Commitments and contingencies
Mezzanine equity:
Convertible redeemable noncontrolling interests	1,931,529	264,618	1,758,933
Shareholders' equity:
Ordinary shares (par value of US$0.0025 per share; 400,000,000,000 ordinary shares authorized; 483,398,100 and 479,288,580 ordinary shares issued and outstanding, as of December 31, 2023 and 2024, respectively)	8,659	1,186	8,599
Additional paid-in capital	8,229,559	1,127,445	8,211,583
Treasury stock	(1,523,400)	(208,705)	(1,336,097)
Accumulated other comprehensive income	495,384	67,867	442,634
Retained earnings	16,741,535	2,293,582	16,601,468
Total Autohome Inc. shareholders' equity	23,951,737	3,281,375	23,928,187
Noncontrolling interests	(682,616)	(93,518)	(513,882)
Total equity	23,269,121	3,187,857	23,414,305
Total liabilities, mezzanine equity and equity	30,221,625	4,140,348	30,835,731
Related Party [Member]
Current assets:
Amounts due from related parties, current	63,957	8,762	16,439
Non-current assets:
Amounts due from related parties, non-current	3,521	482	16,048
Current liabilities:
Amounts due to related parties	¥ 38,250	$ 5,240	¥ 24,572